U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202






March 5, 2003

Via Edgar Transmission


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
                           Re: Brandes Investment Trust
                           File Nos. 033-81396 and 811-08614

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, Brandes Investment Trust (the "Trust") hereby certifies that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated March 1, 2003 and filed electronically as Post-Effective Amendment No. 16 to the Trust's Registration Statement on Form N-1A on February 28, 2003.

     If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5340.


Sincerely yours,

/s/ Rodney DeWalt
----------------------
Rodney DeWalt, Esq.